Fair Value Measurement - Schedule of Measured on Recurring Basis (Details)	Dec. 31, 2025	Dec. 31, 2024
SAFE Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.6
SAFE Liability [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.33	0.25
SAFE Liability [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	43.5	73.8
SAFE Liability [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.3
SAFE Liability [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.4
Preferred Stock Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.9	4.5
Preferred Stock Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	84	60
Preferred Stock Warrant Liability [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input
Preferred Stock Warrant Liability [Member] | Measurement Input, Contractual life (in years) [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	7.2	8.2
Derivative Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.6	4.1
Derivative Liability [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.33	1.56
Derivative Liability [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	43.5	71.7